Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 59,214	$ 112,224	$ 131,719	$ 210,081
Time charter and voyage expenses	(6,010)	(3,450)	(11,779)	(9,532)
Direct vessel expenses	(4,488)	(3,465)	(8,491)	(6,605)
Vessel operating expenses (management fees entirely through related party transactions)	(29,799)	(29,836)	(62,321)	(59,673)
General and administrative expenses	(5,422)	(6,293)	(10,479)	(10,247)
Depreciation and amortization	(16,057)	(16,643)	(32,682)	(33,249)
Interest income	0	4	3	7
Interest expense and finance cost	(18,507)	(21,680)	(36,814)	(43,523)
Gain on bond repurchase	10,698	0	10,698	0
Gain on sale of vessels and Impairment loss	14,412	0	14,427	(13,900)
Other income	946	156	1,720	0
Other expense	(652)	0	(1,369)	(1,473)
Net income/ (loss)	4,335	31,017	(5,368)	31,886
Dividend declared on restricted shares	0	(47)	0	(94)
Net income/ (loss) attributable to common stockholders, basic and diluted	$ 4,335	$ 30,970	$ (5,368)	$ 31,792
Net income/ (loss) per share, basic	$ 0.26	$ 1.95	$ (0.32)	$ 2.01
Weighted average number of shares, basic	16,754,406	15,888,354	16,611,298	15,803,166
Net income/ (loss) per share, diluted	$ 0.26	$ 1.93	$ (0.32)	$ 1.99
Weighted average number of shares, diluted	16,847,288	16,043,704	16,611,298	15,958,897